CERTAIN RISKS AND CONCENTRATION - Major Suppliers (Details) - Total Silicon Purchases - Supplier Concentration Risk - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Largest Group Supplier
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	28.80%	25.40%	30.60%
Two of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)			10.00%
Three of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Number of major suppliers	3
Four of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Number of major suppliers		4	4
Threshold concentration risk percentage (in %)	10.00%	10.00%
Five largest group suppliers
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	85.20%	81.80%	83.10%
Number of major suppliers	5	5	5